Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2024:

	2025	2026	Total

Forward – fuel oil:
Litres (thousands)	35,027	14,447	49,474
Average strike price	$0.44	$0.42	$0.43

Forward – gas oil:
Litres (thousands)	36,216	8,189	44,405
Average strike price	$0.60	$0.59	$0.60

Disclosure of derivative instruments not designated as hedges
The following is a summary, by maturity dates, of the Company’s gold derivative contracts outstanding as at December 31, 2024:

	2025	2026	2027	Total

Ounces	187,010	200,006	16,637	403,653
Average floor price	$2,450	$2,450	$2,450	$2,450
Average ceiling price	$3,294	$3,294	$3,294	$3,294